SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants to purchase ordinary shares excluded from computation of diluted loss per share | shares		38,533,333
Cash, FDIC Insured Amount |$	$ 250,000	$ 250,000
Tax provision	$ 0